Item 1. Schedule of Investments


 T. Rowe Price Value Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$Par   Value
 (Cost and value in $ 000s)

 COMMON STOCKS  95.6%
 CONSUMER DISCRETIONARY  18.6%
 Automobiles  1.4%
 Ford Motor                                            332,817       4,676

 GM                                                    280,000       11,895

 Harley-Davidson                                       228,000       13,552

                                                                     30,123

 Hotels, Restaurants & Leisure  1.7%
 Fairmont Hotels                                       775,000       21,173

 McDonald's                                            550,000       15,417

                                                                     36,590

 Household Durables  2.6%
 Fortune Brands                                        250,000       18,523

 Newell Rubbermaid                                     1,055,000     21,142

 Sony ADR                                              470,000       16,163

                                                                     55,828

 Leisure Equipment & Products  1.0%
 Eastman Kodak                                         300,000       9,666

 Hasbro                                                557,300       10,477

                                                                     20,143

 Media  9.6%
 Cablevision Systems, Class A *                        935,000       18,962

 Comcast, Class A *                                    202,000       5,704

 Comcast, Special Class A *                            965,000       26,943

 Disney                                                775,000       17,476

 Dow Jones                                             545,000       22,132

 Liberty Media, Class A *                              3,245,000     28,296

 Liberty Media International, Series A *               120,012       4,004

 New York Times, Class A                               485,000       18,964

 Pearson (GBP)                                         725,000       7,754

 Reuters (GBP)                                         1,750,000     9,865

 Time Warner *                                         1,505,000     24,291

 Viacom, Class B                                       575,000       19,297

                                                                     203,688

 Multiline Retail  1.9%
 Family Dollar Stores                                  775,000       21,003

 May Department Stores                                 780,000       19,991

                                                                     40,994

 Specialty Retail  0.4%
 RadioShack                                            250,000       7,160

                                                                     7,160

 Total Consumer Discretionary                                        394,526

 CONSUMER STAPLES  6.4%
 Beverages  2.6%
 Coca-Cola                                             580,000       23,229

 Coca-Cola Enterprises                                 560,000       10,584

 Heineken (EUR)                                        705,000       21,221

                                                                     55,034

 Food & Staples Retailing  1.3%
 CVS                                                   450,000       18,958

 Safeway *                                             376,000       7,261

                                                                     26,219

 Food Products  1.5%
 Campbell Soup                                         565,000       14,854

 General Mills                                         370,000       16,613

                                                                     31,467

 Household Products  0.5%
 Clorox                                                200,000       10,660

                                                                     10,660

 Tobacco  0.5%
 Altria Group                                          235,000       11,054

                                                                     11,054

 Total Consumer Staples                                              134,434

 ENERGY  8.1%
 Energy Equipment & Services  1.8%
 Baker Hughes                                          557,000       24,352

 Schlumberger                                          187,400       12,614

                                                                     36,966

 Oil & Gas  6.3%
 Amerada Hess                                          195,000       17,355

 ConocoPhillips                                        192,600       15,957

 ExxonMobil                                            460,000       22,232

 Royal Dutch Petroleum ADS                             485,000       25,026

 Statoil ASA (NOK)                                     1,375,000     19,712

 Total ADR                                             330,000       33,716

                                                                     133,998

 Total Energy                                                        170,964

 FINANCIALS  21.6%
 Capital Markets  3.3%
 Charles Schwab                                        1,200,000     11,028

 Franklin Resources                                    300,000       16,728

 Mellon Financial                                      625,000       17,306

 Merrill Lynch                                         170,000       8,453

 Morgan Stanley                                        350,000       17,255

                                                                     70,770

 Commercial Banks  5.3%
 Bank of America                                       740,000       32,064

 Comerica                                              319,000       18,933

 Huntington Bancshares                                 610,000       15,195

 Royal Bank of Scotland (GBP)                          722,000       20,853

 U.S. Bancorp                                          870,000       25,143

                                                                     112,188

 Consumer Finance  1.0%
 American Express                                      428,000       22,025

                                                                     22,025

 Diversified Financial Services  3.6%
 Citigroup                                             313,000       13,810

 J.P. Morgan Chase                                     964,272       38,310

 Principal Financial Group                             690,000       24,819

                                                                     76,939

 Insurance  6.5%
 Berkshire Hathaway, Class A *                         175           15,164

 Genworth Financial, Class A *                         865,000       20,154

 Hartford Financial Services                           185,000       11,457

 Marsh & McLennan                                      600,000       27,456

 Prudential                                            243,200       11,440

 SAFECO                                                315,000       14,380

 St. Paul Companies                                    770,000       25,456

 UnumProvident                                         700,000       10,983

                                                                     136,490

 Thrifts & Mortgage Finance  1.9%
 Freddie Mac                                           298,900       19,500

 Radian                                                434,600       20,092

                                                                     39,592

 Total Financials                                                    458,004

 HEALTH CARE  7.6%
 Biotechnology  0.9%
 MedImmune *                                           790,300       18,730

                                                                     18,730

 Health Care Equipment & Supplies  0.9%
 Medtronic                                             364,800       18,933

                                                                     18,933

 Health Care Providers & Services  1.3%
 Cardinal Health                                       325,000       14,225

 CIGNA                                                 202,600       14,107

                                                                     28,332

 Pharmaceuticals  4.5%
 Bristol Myers Squibb                                  475,000       11,243

 Johnson & Johnson                                     405,000       22,814

 Merck                                                 750,000       24,750

 Schering-Plough                                       810,600       15,450

 Wyeth                                                 555,000       20,757

                                                                     95,014

 Total Health Care                                                   161,009

 INDUSTRIALS & BUSINESS SERVICES  14.3%
 Aerospace & Defense  4.4%
 Honeywell International                               715,000       25,640

 Lockheed Martin                                       456,000       25,436

 Raytheon                                              557,300       21,166

 Rockwell Collins                                      590,000       21,912

                                                                     94,154

 Air Freight & Logistics  0.6%
 CNF                                                   300,000       12,297

                                                                     12,297

 Airlines  0.0%
 Delta *                                               200,000       658

                                                                     658

 Commercial Services & Supplies  1.1%
 Waste Management                                      822,000       22,474

                                                                     22,474

 Electrical Equipment  0.9%
 Cooper Industries, Class A                            334,400       19,730

                                                                     19,730

 Industrial Conglomerates  3.8%
 GE                                                    1,670,000     56,079

 Tyco International                                    790,000       24,221

                                                                     80,300

 Machinery  1.1%
 Eaton                                                 235,000       14,901

 Pall                                                  300,000       7,344

                                                                     22,245

 Road & Rail  2.4%
 CSX                                                   729,600       24,223

 Union Pacific                                         465,000       27,249

                                                                     51,472

 Total Industrials & Business Services                               303,330

 INFORMATION TECHNOLOGY  5.7%
 Communications Equipment  1.6%
 Motorola                                              875,000       15,785

 Nokia ADR                                             1,305,000     17,905

                                                                     33,690

 Computers & Peripherals  1.0%
 Hewlett-Packard                                       1,125,000     21,094

                                                                     21,094

 IT Services  0.2%
 Electronic Data Systems                               250,000       4,847

                                                                     4,847

 Semiconductor & Semiconductor Equipment  1.1%
 Intel                                                 350,000       7,021

 Texas Instruments                                     730,000       15,534

                                                                     22,555

 Software  1.8%
 Microsoft                                             1,050,000     29,033

 Synopsys *                                            575,000       9,102

                                                                     38,135

 Total Information Technology                                        120,321

 MATERIALS  7.5%
 Chemicals  2.2%
 DuPont                                                579,200       24,790

 Great Lakes Chemical                                  625,000       16,000

 Hercules *                                            500,000       7,125

                                                                     47,915

 Metals & Mining  2.0%
 Alcoa                                                 434,200       14,585

 Nucor                                                 300,000       27,411

                                                                     41,996

 Paper & Forest Products  3.3%
 Bowater                                               595,000       22,723

 International Paper                                   645,000       26,064

 MeadWestvaco                                          661,300       21,096

                                                                     69,883

 Total Materials                                                     159,794

 TELECOMMUNICATION SERVICES  2.7%
 Diversified Telecommunication Services  2.7%
 Alltel                                                248,100       13,623

 MCI *                                                 335,090       5,613

 Qwest Communications International *                  4,650,000     15,485

 Sprint                                                1,110,000     22,344

 Total Telecommunication Services                                    57,065

 UTILITIES  3.1%
 Electric Utilities  1.3%
 FirstEnergy                                           450,000       18,486

 Pinnacle West Capital                                 210,000       8,715

                                                                     27,201

 Gas Utilities  1.1%
 NiSource                                              1,120,000     23,531

                                                                     23,531

 Multi-Utilities & Unregulated Power  0.7%
 Duke Energy                                           670,000       15,336

                                                                     15,336

 Total Utilities                                                     66,068

 Total Common Stocks (Cost  $1,867,314)                              2,025,515

 CONVERTIBLE PREFERRED STOCKS  0.5%
 Genworth Financial                                    106,000       3,108

 Schering-Plough *                                     77,000        4,074

 UnumProvident                                         140,000       3,871

 Total Convertible Preferred Stocks (Cost  $10,000)                  11,053

 CONVERTIBLE BONDS  0.0%
 Delta Air Lines, 144A, 2.875%, 2/18/24                3,970,000     1,276

 Total Convertible Bonds (Cost  $3,808)                              1,276

 SHORT-TERM INVESTMENTS  4.9%
 U.S. Treasury Obligations  0.1%
 U.S. Treasury Bills
 1.59%, 11/12/04                                       1,250,000     1,248

 1.61%, 11/12/04                                       500,000       499

                                                                     1,747

 Money Market Fund  4.8%
 T. Rowe Price Reserve Investment Fund, 1.68% #        101,042,206   101,042

                                                                     101,042

 Total Short-Term Investments (Cost  $102,789)                       102,789

 Total Investments in Securities
 101.0% of Net Assets (Cost $1,983,911)                $             2,140,633


 (1) Denominated in U.S. dollars unless otherwise noted # Seven-day yield * Non-income producing
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $1,276 and represents 0.1% of net assets
 ADR  American Depository Receipts
 ADS  American Depository Shares
 EUR  Euro
 GBP  British pound
 NOK  Norwegian krone

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Value Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $1,983,911,000. Net unrealized gain aggregated $156,721,000 at period-end, of which $285,417,000 related to appreciated investments and $128,696,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                              SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004